1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
215.963.5000	Counselors at Law
Fax: 215.963.5001

September 28, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                               SEI Alpha Strategy Portfolios, LP (File No. 811-22112)

Ladies and Gentlemen:

On behalf of our client, SEI Alpha Strategy Portfolios, LP (the “Fund”), we are filing, pursuant to Rule 8b-16(a) under the Investment Company Act of 1940, as amended, an amendment to the Fund’s registration statement on Form N-1A for the SEI LIBOR Plus Portfolio for the purpose of furnishing the Fund’s audited financial statements for the fiscal year ended May 31, 2009, and to make other necessary changes.

Please contact me at 215.963.5396 with any questions or comments.

Very truly yours,

/s/ Christina E. Pron
Christina E. Pron, Esq.